Schedule of Share-based Payment Award, Warrants, Valuation Assumptions (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 1	$ 3.75
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 2	$ 7.10
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 3	26.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 4	1.42%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 5	0.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 6	116.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 7	161.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 8	$ 2